April 19, 2016

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Real Estate Income and Growth Fund

Class A Shares – TICKER: SOAAX

Class C Shares – TICKER: SACRX

Spirit of America Large Cap Value Fund

Class A Shares - TICKER: SOAVX

Class C Shares – TICKER: SACVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares – TICKER: SOAMX

Class C Shares – TICKER: SACFX

Spirit of America Income Fund

Class A Shares - TICKER: SOAIX

Class C Shares – TICKER: SACTX

Spirit of America Income & Opportunity Fund

Class A Shares – TICKER: SOAOX

Class C Shares – TICKER: SACOX

Each a Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectuses, Prospectus and

Statement of Additional Information,

each dated March 15, 2016

The Summary Prospectuses, Prospectus and Statement of Additional Information, each dated March 15, 2016, of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund, and Spirit of America Income & Opportunity Fund (collectively, the “Funds”) are each hereby amended to reflect the following new information:

Address of the Funds’ Transfer Agent

Shareholders should continue to contact their Investment Counselor on all matters related to the Spirit of America Funds. You can purchase shares of the Funds through broker-dealers that have executed a selling agreement with the Funds’ distributor, David Lerner Associates, Inc. Beginning April 25, 2016, inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of the Funds may also be addressed to the Transfer Agent at:

By First Class Mail Spirit of America Investment Fund, Inc. [Name of Fund] c/o Ultimus Asset Services, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Express Mail or Overnight Deliveries Spirit of America Investment Fund, Inc. [Name of Fund] c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “Additional Information About How to Purchase Shares” and “Additional Information About How to Redeem Shares” in the Prospectus.

Further Information

For further information, please contact the Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Funds’ website at www.SOAFunds.com.

April 19, 2016

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SOCEX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information,

each dated March 15, 2016

The Summary Prospectus, Prospectus and Statement of Additional Information, each dated March 15, 2016, of the Spirit of America Energy Fund (the “Fund”) is hereby amended to reflect the following new information:

Address of the Fund’s Transfer Agent

Shareholders should continue to contact their Investment Counselor on all matters related to the Spirit of America Funds. You can purchase shares of the Fund through broker-dealers that have executed a selling agreement with the Fund’s distributor, David Lerner Associates, Inc. Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund may also be addressed to the Transfer Agent at:

By First Class Mail Spirit of America Investment Fund, Inc. Spirit of America Energy Fund c/o Ultimus Asset Services, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Express Mail or Overnight Deliveries Spirit of America Investment Fund, Inc. Spirit of America Energy Fund c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “Additional Information About How to Purchase Shares” and “Additional Information About How to Redeem Shares” in the Prospectus.

Further Information

For further information, please contact the Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Fund’s website at www.SOAFunds.com.